Cash, cash equivalents and short-term investments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash, cash equivalents and short term investments:
Cash and cash equivalents			$ 48,889	$ 18,688	$ 10,950	$ 10,950
Cash, cash equivalents and short-term investments			98,260	89,980	35,862
Less than three months
Cash, cash equivalents and short term investments:
Cash balances with banks			5,734	5,494	1,073
Short-term investments			43,155	13,194	9,877
Greater than three months and less than one year
Cash, cash equivalents and short term investments:
Short-term investments			49,371	71,292	24,912
Greater than three months and less than one year | Term Deposits | US
Cash, cash equivalents and short term investments:
Short-term investments			20,021	36,701	10,510
Greater than three months and less than one year | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Short-term investments	$ 5,529	$ 15,555	4,341	11,975	$ 14,402
Greater than three months and less than one year | Bearer Deposit Notes
Cash, cash equivalents and short term investments:
Short-term investments			$ 25,009	$ 22,616
Minimum | Less than three months
Cash, cash equivalents and short term investments:
Yielding interest	0.20%	1.28%
Minimum | Greater than three months and less than one year | Term Deposits | US
Cash, cash equivalents and short term investments:
Yielding interest	0.23%	1.80%
Minimum | Greater than three months and less than one year | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Yielding interest	0.85%	1.92%
Minimum | Greater than three months and less than one year | Bearer Deposit Notes | US
Cash, cash equivalents and short term investments:
Yielding interest	0.16%	1.76%
Maximum | Less than three months
Cash, cash equivalents and short term investments:
Yielding interest	0.45%	1.85%
Maximum | Greater than three months and less than one year | Term Deposits | US
Cash, cash equivalents and short term investments:
Yielding interest	0.55%	2.15%
Maximum | Greater than three months and less than one year | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Yielding interest	1.27%	2.60%
Maximum | Greater than three months and less than one year | Bearer Deposit Notes | US
Cash, cash equivalents and short term investments:
Yielding interest	0.22%	1.83%